Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions
3.	Business Acquisitions

optionsXpress Holdings, Inc.

On September 1, 2011, the Company acquired optionsXpress Holdings, Inc. (optionsXpress) for total consideration of $714 million. optionsXpress is an online brokerage firm primarily focused on equity option securities and futures. The optionsXpress® brokerage platform provides active investors and traders trading tools, analytics and education to execute a variety of investment strategies. The combination of optionsXpress and Schwab offers active investors an additional level of service and platform capabilities.

Under the terms of the merger agreement, optionsXpress stockholders received 1.02 shares of the Company’s common stock for each share of optionsXpress stock. As a result, the Company issued 59 million shares of the Company’s common stock valued at $710 million, based on the closing price of the Company’s common stock on September 1, 2011. The Company also assumed optionsXpress’ stock-based compensation awards valued at $4 million.

The results of optionsXpress’ operations have been included in the Company’s consolidated statement of income for the year ended December 31, 2012 and 2011, from the date of acquisition. optionsXpress’ net revenues and net income were $179 million and $6 million, respectively, in 2012. optionsXpress’ net revenues were $68 million and their net loss was not material for the period September 1, 2011 through December 31, 2011.

The following table summarizes the allocation of the purchase price to the net assets of optionsXpress:

Fair value of common stock issued	$710
Fair value of equity awards assumed	4

Total consideration paid (1)	$714

Fair value of net assets acquired	$203

Acquisition-related goodwill	$511

(1)	Represents a non-cash investing activity.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

September 1,
2011

Assets
Cash and cash equivalents	$ 84
Cash and investments segregated and on deposit for regulatory purposes	1,074
Receivables from brokers, dealers, and clearing organizations	40
Receivables from brokerage clients	185
Other securities owned - at fair value	32
Intangible assets	285
Other assets	25

Total assets acquired (1)	$ 1,725

Liabilities
Payables to brokerage clients	$ 1,221
Deferred tax liability	95
Long-term debt (2)	110
Accrued expenses and other liabilities	96

Total liabilities assumed (1)	$ 1,522

Net assets acquired	$ 203

(1)	All assets and liabilities, except for cash and cash equivalents, represent non-cash investing activities.
(2)	The Company paid off long-term debt acquired from optionsXpress subsequent to the date of acquisition in September 2011.

Goodwill of $511 million was assigned to the Investor Services segment and will not be deductible for tax purposes.

The Company recorded intangible assets of $285 million, which are subject to amortization and will be amortized over their estimated useful lives. The following table summarizes the estimated fair value and useful lives of the intangible assets.

September 1, 2011	Estimated Fair Value	Estimated Useful Life (In Years)

Customer relationships	$ 200	11
Technology	70	9
Trade name	15	9

Total intangible assets	$ 285

Pro Forma Financial Information (Unaudited)

The following table presents unaudited pro forma financial information as if optionsXpress had been acquired prior to January 1, 2010. Pro forma net income for the year ended December 31, 2011, was adjusted to exclude $16 million, after tax, of acquisition related costs incurred by the Company in 2011. Additionally, pro forma net income below excludes $15 million, before tax, of acquisition related costs because these costs were incurred by optionsXpress prior to the acquisition date. Pro forma net income also reflects the impact of amortizing purchase accounting adjustments relating to intangible assets, net of tax, of $20 million and $22 million, for the years ended December 31, 2011 and 2010, respectively.

Year Ended December 31,	2011	2010

Net revenues	$4,857	$4,479
Net income	$896	$481
Basic EPS	$.71	$.39
Diluted EPS	$.71	$.38

The unaudited pro forma financial information above is presented for illustrative purposes only and is not necessarily indicative of the results that actually would have occurred had the acquisition been completed prior to January 1, 2010, nor is it indicative of the results of operations for future periods.

Other Business Acquisitions

On December 14, 2012, the Company acquired ThomasPartners, Inc., a growth and dividend income-focused asset management firm, for $85 million in cash. As a result of a preliminary allocation of the purchase price, the Company recorded goodwill of $68 million and intangible assets of $36 million. The intangible assets primarily relate to customer relationships and will be amortized over 11 years. The preliminary goodwill was allocated to the Investor Services and Advisor Services segments in the amounts of $44 million and $24 million, respectively.

On November 9, 2010, the Company acquired substantially all of the assets of Windward Investment Management, Inc. (Windward) for $106 million in common stock and $44 million in cash. Windward was an investment advisory firm that managed diversified investment portfolios comprised primarily of exchange-traded fund securities. As a result of the acquisition, Windhaven Investment Management, Inc. was formed as a wholly-owned subsidiary of Schwab Holdings, Inc.